Asset Retirement Obligations	12 Months Ended
Dec. 31, 2025
Asset Retirement Obligations [Abstract]
ASSET RETIREMENT OBLIGATIONS

NOTE 4 — ASSET RETIREMENT OBLIGATIONS

The Company has an asset retirement obligation for the estimated environmental remediation costs required in the retirement of the mine. The obligation arises from a legal requirement to fill in and restore the quarry after extraction operations have stopped. The obligation to perform the asset retirement activity is unconditional even though there may be uncertainty about whether and how the obligation will ultimately be settled. The obligation is determined through obtaining an independent environmental study to assess the costs associated with the retirement of the mine.

Asset Retirement Obligations
December 12, 2025 (date of Closing)	$556,884
Accretion	—
December 31, 2025	$556,884

The Company recorded an initial liability for the expected retirement costs of the tangible long-lived asset. The future estimated reclamation costs was determined to be $796,000. This balance was discounted over an estimated life of 10 years using a credit adjusted risk free rate of 7.46%. Additional expense for the asset retirement obligation is accreted over the life of the obligation.